Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fair Value Measurements:
Schedule of warrant liabilities measured fair value on a recurring basis

	Fair Value Measurements at
	September 30, 2024
	Level 1	Level 2	Level 3	Total

	(in thousands)
Liabilities:
Warrant liability	$—	$—	$302	$302

	Fair Value Measurements at
	December 31, 2023
	Level 1	Level 2	Level 3	Total

	(in thousands)
Liabilities:
Warrant liability	$—	$—	$863	$863

	Fair Value Measurements at
	December 31, 2023
	(in thousands)
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant liability	$—	$—	$863	$863

Schedule of changes in warrant liabilities measured fair value on a recurring basis

Fair Value of
Warrant
Liability
(in thousands)
Balance at December 31, 2023	$863
Issuance	1,655
Change in fair value	(2,216)
Balance at September 30, 2024	$302

Fair Value of
Warrant
Liability
(in thousands)
Balance at December 31, 2022	$—
Issuance	1,186
Exercises	(594)
Change in fair value	271
Balance at December 31, 2023	$863

Schedule of inputs used in determining fair value of warrant liabilities

As of
September 30,
2024
Risk-free interest rate	3.58%
Expected volatility	109%
Expected term in years	4.4
Dividend yield	—%

As of
December 31,
2023
Risk-free interest rate	3.84%
Expected volatility	102%
Expected term in years	4.6
Dividend yield	—%